                              Janus Adviser Series
                                 Class A Shares
                                 Class C Shares
                                 Class I Shares
                                 Class R Shares

                        Supplement dated April 29, 2005
         to the Currently Effective Statement of Additional Information

The following replaces in its entirety the fifth sentence in the third paragraph under the INVESTMENT ADVISER AND SUBADVISERS section of the Statement of Additional Information:

As of April 29, 2005, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders are Citigroup Global Markets Inc., Legg Mason Wood Walker, Incorporated, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley DW Inc. and Wachovia Securities LLC.

                              Janus Adviser Series
                                 Class A Shares
                                 Class C Shares
                                 Class I Shares

                        Supplement dated April 29, 2005
         to the Currently Effective Statement of Additional Information

The following replaces in its entirety the fifth sentence in the third paragraph under the INVESTMENT ADVISER section of the Statement of Additional Information:

As of April 29, 2005, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders are Citigroup Global Markets Inc., Legg Mason Wood Walker, Incorporated, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley DW Inc. and Wachovia Securities LLC.